3. Principles of Consolidation, Investments in Subsidiaries, Acquisitions Under Approval and Business Combination (Tables)	12 Months Ended
Dec. 31, 2017
Principles Of Consolidation Investments In Subsidiaries Acquisitions Under Approval And Business Combination Tables
Investments in subsidiaries
			% interest in the share
			2017		2016
			Control		Control
	Location	Segment	Direct control	Indirect control	Direct control	Indirect control
Ipiranga Produtos de Petróleo S.A.	Brazil	Ipiranga	100	-	100	-
am/pm Comestíveis Ltda.	Brazil	Ipiranga	-	100	-	100
Centro de Conveniências Millennium Ltda.	Brazil	Ipiranga	-	100	-	100
Icorban - Correspondente Bancário Ltda.	Brazil	Ipiranga	-	100	-	100
Ipiranga Trading Limited	Virgin Islands	Ipiranga	-	100	-	100
Tropical Transportes Ipiranga Ltda.	Brazil	Ipiranga	-	100	-	100
Ipiranga Imobiliária Ltda.	Brazil	Ipiranga	-	100	-	100
Ipiranga Logística Ltda.	Brazil	Ipiranga	-	100	-	100
Oil Trading Importadora e Exportadora Ltda.	Brazil	Ipiranga	-	100	-	100
Chevron Brasil Lubrificantes S.A. (see Note 3.c)	Brazil	Ipiranga	-	56	-	-
Ipiranga Lubrificantes S.A. (see Note 3.c)	Brazil	Ipiranga	-	100	-	100
Integra Frotas Ltda. (1)	Brazil	Ipiranga	-	100	-	-
Companhia Ultragaz S.A.	Brazil	Ultragaz	-	99	-	99
Ultragaz Comercial Ltda. (2)	Brazil	Ultragaz	-	100	-	-
Bahiana Distribuidora de Gás Ltda.	Brazil	Ultragaz	-	100	-	100
Utingás Armazenadora S.A.	Brazil	Ultragaz	-	57	-	57
LPG International Inc.	Cayman Islands	Ultragaz	-	100	-	100
Imaven Imóveis Ltda.	Brazil	Others	-	100	-	100
Imifarma Produtos Farmacêuticos e Cosméticos S.A.	Brazil	Extrafarma	-	100	-	100
Oxiteno S.A. Indústria e Comércio	Brazil	Oxiteno	100	-	100	-
Oxiteno Nordeste S.A. Indústria e Comércio	Brazil	Oxiteno	-	99	-	99
Oxiteno Argentina Sociedad de Responsabilidad Ltda.	Argentina	Oxiteno	-	100	-	100
Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Brazil	Oxiteno	-	100	-	100
Oxiteno Uruguay S.A.	Uruguay	Oxiteno	-	100	-	100
Barrington S.L. (3)	Spain	Oxiteno	-	-	-	100
Oxiteno México S.A. de C.V.	Mexico	Oxiteno	-	100	-	100
Oxiteno Servicios Corporativos S.A. de C.V.	Mexico	Oxiteno	-	100	-	100
Oxiteno Servicios Industriales S.A. de C.V.	Mexico	Oxiteno	-	100	-	100
Oxiteno USA LLC	United States	Oxiteno	-	100	-	100
Global Petroleum Products Trading Corp.	Virgin Islands	Oxiteno	-	100	-	100
Oxiteno Overseas Corp.(4)	Virgin Islands	Oxiteno	-	-	-	100
Oxiteno Andina, C.A.	Venezuela	Oxiteno	-	100	-	100
Oxiteno Europe SPRL	Belgium	Oxiteno	-	100	-	100
Oxiteno Colombia S.A.S	Colombia	Oxiteno	-	100	-	100
Oxiteno Shanghai LTD.	China	Oxiteno	-	100	-	100
Empresa Carioca de Produtos Químicos S.A.	Brazil	Oxiteno	-	100	-	100
Ultracargo - Operações Logísticas e Participações Ltda.	Brazil	Ultracargo	100	-	100	-
Terminal Químico de Aratu S.A. – Tequimar	Brazil	Ultracargo	-	99	-	99
Ultrapar International S.A.	Luxembourg	Others	100	-	100	-
SERMA - Ass. dos usuários equip. proc. de dados	Brazil	Others	-	100	-	100

Fair value of acquired assets and liabilities assumed in acquisition
Current assets		Current liabilities
Cash and cash equivalents	73,316	Trade payables	33,453
Trade receivables	157,016	Salaries and related charges	18,251
Inventories	112,998	Taxes payable	20,089
Recoverable taxes	5,595	Other payables	28,743
Other receivables	15,497
	364,422		100,536

Non-current assets		Non-current liabilities
Related parties	7,077	Provision for tax, civil, and labor risks	202,352
Indemnity asset	202,352	Deferred income and social contribution taxes	3,300
Escrow deposits	4,095	Post-employment benefits	44,478
Other receivables	5,257
Property, plant, and equipment	172,526
Intangible assets	9,944
	401,251		250,130

Total assets acquired	765,673	Total liabilities assumed	350,666

Preliminary goodwill	123,673	Participation of non-controlling interests	182,603

Total assets acquired and preliminary goodwill	889,346	Preliminary consideration transferred	356,077

The calculation of the provisional goodwill is shown below:

Temporary consideration transferred	356,077

Total assets acquired	765,673

(-) Total liabilities assumed	(350,666)

(-) Non-controlling interest	(182,603)

Temporary goodwill	123,673

Consolidated information
2017
Net revenue from sales and services	80,785,084
Operating income	2,834,636
Net income for the year	1,555,077
Earnings per share basic - whole R$ (see Note 29)	2.8709
Earnings per share diluted - whole R$ (see Note 29)	2.8503